Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheets

CONDENSED BALANCE SHEETS

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(e))
ASSETS
Current assets:
Cash and cash equivalents	—	14	2
Receivables from subsidiaries	240,978	692,781	99,512
Total current assets	240,978	692,795	99,514
Total assets	240,978	692,795	99,514
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	—	—	—
Shareholders’ equity:
Ordinary shares (US$0.00000005 par value; 1,000,000,000,000 shares authorized, 2,000,000,000 and 2,372,222,222 shares issued and 1,948,376,000 and 2,350,123,270 (including 1,993,498,826 Class A and 356,624,444 Class B) shares outstanding as of December 31, 2018 and 2019, respectively)	1	1	—
Subscriptions receivable from shareholders	(1)	(1)	—
Treasury stocks (US$0.00000005 par value; 51,624,000 and 22,098,952 shares as of December 31, 2018 and 2019, respectively)	—	—	—
Additional paid-in capital	154,970	1,631,609	234,366
Statutory reserves	97,307	97,307	13,977
Accumulated other comprehensive loss	(65,230)	(55,542)	(7,978)
Retained earnings (accumulated deficit)	53,931	(980,579)	(140,851)
Total shareholders’ equity	240,978	692,795	99,514
Total liabilities and shareholders’ equity	240,978	692,795	99,514

Schedule of Condensed Statements of Comprehensive Loss

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

	For the period from the inception to December 31, 2018	For the year ended December 31, 2019
	RMB	RMB	US$ (Note 2(e))
Operating expenses:
Research and development expenses	(7,208)	(22,465)	(3,227)
Sales and marketing expenses	(797)	(358)	(51)
General and administrative expenses	(5,850)	(247,426)	(35,541)
Loss from operations	(13,855)	(270,249)	(38,819)
Interest income	—	5	1
Share of loss from subsidiaries	(526,370)	(764,266)	(109,780)
Net loss	(540,225)	(1,034,510)	(148,598)
Foreign currency translation adjustment, net of nil tax	(65,230)	9,688	1,392
Total comprehensive loss	(605,455)	(1,024,822)	(147,206)

Schedule of Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

	For the period from the inception to December 31, 2018	For the year ended December 31, 2019
	RMB	RMB	US$ (Note2(e))
Cash flows from operating activities
Net cash used in operating activities	—	(39)	(6)
Cash flows from investing activities
Increase in receivables from subsidiaries	—	(1,252,029)	(179,843)
Net cash used by investing activities	—	(1,252,029)	(179,843)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	—	669,559	96,176
Proceeds from issuance of ordinary shares upon IPO	—	582,449	83,664
Net cash provided by financing activities	—	1,252,008	179,840

Net increase in cash and cash equivalents	—	(60)	(9)
Effect of exchange rate changes on cash	—	74	11
Cash and cash equivalents, beginning of year	—	—	—
Cash and cash equivalents, end of year	—	14	2